Summary Prospectus and
Prospectus Supplement

December 12, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 12, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Emerging Markets Debt Portfolio (Class I) (the "Fund")

Effective close of business on December 31, 2019, the Fund's primary benchmark index will change to J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBIGD) Index.

Please retain this supplement for future reference.

Summary Prospectus and
Prospectus Supplement

December 12, 2019

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 12, 2019 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

Emerging Markets Debt Portfolio (Class II) (the "Fund")

Effective close of business on December 31, 2019, the Fund's primary benchmark index will change to J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBIGD) Index.

Please retain this supplement for future reference.